Deferred purchase price - Maturity analysis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred purchase price
Deferred purchase price	$ 2,697,819	$ 1,207,682	$ 7,619,581
Less than one year (current)
Deferred purchase price
Deferred purchase price	2,697,819	1,207,682
Shotl
Deferred purchase price
Deferred purchase price	627,158	627,158
Urbvan
Deferred purchase price
Deferred purchase price	2,041,242	572,799
Door2Door
Deferred purchase price
Deferred purchase price	$ 29,419	$ 7,725